GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of changes in carrying amount of goodwill

	Owned
	Service Network	Transportation	Amount
Balance as of January 1, 2023	$2,403,722	$—	$2,403,722
Impairment	(157,103)	—	(157,103)
Balance as at December 31, 2023	2,246,619	—	2,246,619
Acquisitions	259,347	790,451	1,049,798
Impairment	(1,568,309)	—	(1,568,309)
Balance as at December 31, 2024	$938,154	$790,451	$1,728,108

Schedule of identifiable intangible assets

Identifiable intangible assets consist of the following at December 31, 2024:

	Weighted Average Remaining Amortization Period (years)	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	11.5	$777,180	$(373,653)	$403,527
Tradename	6.1	386,080	(102,722)	283,358
Noncompetition agreements	2.1	34,000	(19,570)	14,430
Intellectual property	9.5	35,186	(22,947)	12,239
Acquired technology	4.6	440,530	(35,360)	405,170
Internally developed software	3.3	609,385	(319,933)	289,452
Total intangible assets, net		$2,282,361	$(874,185)	$1,408,176

Identifiable intangible assets consist of the following at December 31, 2023:

	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	$1,445,000	$(582,256)	$862,744
Tradename	923,000	(216,501)	706,499
Noncompetition agreements	126,000	(82,037)	43,963
Intellectual property	35,186	(20,073)	15,113
Internally developed software	439,617	(227,061)	212,556
Total intangible assets, net	$2,968,803	$(1,127,928)	$1,840,875

Schedule of amortization expense

Year ending December 31,	Amount
2025	$281,829
2026	254,653
2027	207,443
2028	194,778
2029	139,001
Thereafter	162,075
Total	$1,239,779